Basis of Accounting (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of notes to consolidated financial statements

	2024	For the period from June 22, 2023 (inception) to December 31, 2023
Basic and diluted net loss per share:
Numerator
Allocation of net loss	$-	$(11,431)
Denominator:
Basic and diluted weighted average number of shares outstanding	5,000,000	5,000,000
Basic and diluted net loss per share	$-	$(0.002)